Net Loss Per Share (Tables) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share [Line Items]
Summary of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Quarter Ended March 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(6,666,460)	$(4,842,142)

Denominator:
Weighted-average common shares outstanding -basic and diluted	43,404,947	12,173,732

Net loss per share attributable to common shareholders - basic and diluted	$(0.15)	$(0.40)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Years Ended December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(22,649,572)	$(29,316,826)
Denominator:
Weighted-average common shares outstanding - basic and diluted	18,662,690	11,889,193

Net loss per share attributable to common shareholders - basic and diluted	$(1.21)	$(2.47)

Summary of Anti-Dilutive Effect of Potential Common Shares from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders	For the three months ended March 31, 2025 and 2024, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	As of March 31,
	2025	2024
Preferred Series A (as converted)	—	7,053,338
Preferred Series A-1 (as converted)	—	4,500,142
Preferred Series B (as converted)	—	5,359,363
Convertible Notes (as converted)	—	1,996,313
Stock options issued and outstanding	6,511,437	3,557,217
Unvested restricted stock units	114	—
Warrants	8,335,078	8,083,775

Total	14,846,629	30,550,148

For the years ended December 31, 2024 and 2023, the Company excluded the following potential common shares from the computation of diluted net loss per share attributable to common stockholders for the period because including them would have had an anti-dilutive effect:

	As of December 31,
	2024	2023
Preferred Series A (as converted)	—	7,053,338
Preferred Series A-1 (as converted)	—	4,500,142
Preferred Series B (as converted)	—	5,359,363
Convertible Notes (as converted)	—	847,670
Stock options issued and outstanding	6,403,818	2,781,064
Unvested restricted stock units	114	—
Warrants	10,609,855	8,083,775

Total	17,013,787	28,625,352